RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
Thousands

of U.S. dollars
2020 2021
Salaries

and variable

remuneration
6,137 8,489
Salaries

2,359 2,803
Share-based

compensation
2,493 3,938
Variable

remuneration

1,285 1,748
Payment

in kind
289 325
Medical insurance

77 80
Life insurance

premiums

64 72
Other

148 173
Total 6,426 8,814